Consolidated Statements of Operations Information	12 Months Ended
Dec. 31, 2024
Consolidated Statements of Operations Information
Consolidated Statements of Operations Information

Note 17. Consolidated Statements of Operations Information

Revenue

The Group’s revenue comprised:

Years ended December 31:	2024	2023	2022
Royalty, goods and products and services	$24,279	$43,330	$52,218
Interest	3,210	3,717	3,712
Dividends	166	146	268
Other, including medical and real estate sectors	7,647	7,751	7,491
Revenue	$35,302	$54,944	$63,689

The revenue of $24,279 from royalty, goods and products and services for the year ended December 31, 2024 comprised royalty revenue of $20,046, energy of $4,171 and fees of $62.

The revenue of $43,330 from royalty, goods and products and services for the year ended December 31, 2023 comprised royalty revenue of $35,234, energy of $6,931 and fees of $1,165.

The revenue of $52,218 from royalty, goods and products and services for the year ended December 31, 2022 comprised royalty revenue of $28,970, energy of $21,555 and fees of $1,693.

Costs and Expenses

The Group’s costs of sales and services comprised:

Years Ended December 31:	2024	2023	2022
Royalty, goods and products and services	$8,532	$12,689	$23,677
Write-down (Reversal of write-down) of inventories	19	(27)	(21)
Net fair value loss (gain) on investment property	(2,005)	59	(96)
Gain on dispositions of subsidiaries, net	(3,646)	—	(264)
Gains on settlements and derecognition of liabilities	—	(1,313)	(69)
Change in fair value of loan payable measured at FVTPL	(1,197)	360	141
Losses on securities, net	218	2,794	2,436
Other, including medical and real estate sectors	5,142	4,512	4,078
Total costs of sales and services	$7,063	$19,074	$29,882

Note 17. Consolidated Statements of Operations Information (continued)

The Group’s net gain from dispositions of subsidiaries comprised:

Years Ended December 31:	2024	2023	2022
Net liabilities in excess of considerations received	$(3,646)	$—	$(273)
Reclassification adjustment for the exchange differences upon dispositions of subsidiary	—	—	9
Gain on disposition of subsidiary, net (see Note 27)	$(3,646)	$—	$(264)

The Group included the following items in costs of sales and services:

Years ended December 31:	2024	2023	2022
Inventories as costs of goods sold (including depreciation expenses allocated to costs of goods sold)	$73	$40	$80

The Group’s selling, general and administrative expenses comprised:

Years ended December 31:	2024	2023		2022
Compensation (wages and salaries)	$6,293	$5,418		$4,443
Legal and professional	6,091	7,242		6,983
Accounting	1,765	1,646		885
Consulting and fees	3,693	3,095		6,529
Depreciation and amortization	858	932		784
Office	1,065	804		748
Reimbursement of expenses (net of recovery)	679	886		5,607
Other	4,891	4,159	*	2,501
	$25,335	$24,182		$28,480

* Including expenses of $542 relating to a planned acquisition which was terminated in 2023.

Additional information on the nature of costs and expenses

Years Ended December 31:	2024	2023	2022
Depreciation, depletion and amortization	$7,221	$7,929	$10,699
Employee benefits expenses*	8,044	8,057	7,194
Expenses for defined contribution plans and similar plans	—	227	278
Termination benefits	1,424	—	394

* Employee benefits expenses do not include the directors’ fees of the Company. For directors’ fees, see Note 24.